RELATED PARTY TRANSACTIONS - DIAMOND S SHIPPING INC. AND SUBSIDIARIES (Details) - Diamond S Shipping $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2019 USD ($) item	Dec. 31, 2018 USD ($)
Related Party Transaction [Line Items]
Total prepaid expenses and other current assets	$ 13,107	$ 13,107	$ 3,731
Advances to Capital Ship Management Corp. ("CSM")	4,710	$ 4,710	$ 0
Transaction agreement | Capital Ship Management Corp
Related Party Transaction [Line Items]
Number of vessels | item		25
Term of agreement		5 years
Transaction agreement | Capital Ship Management Corp | Vessel expenses
Related Party Transaction [Line Items]
Expenses incurred for technical management services	1,955	$ 3,974
Transaction agreement | Capital Ship Management Corp | Voyage expenses
Related Party Transaction [Line Items]
Expense incurred for commercial management services	548	1,130
Transaction agreement | Capital Ship Management Corp | Voyage general and administrative expenses
Related Party Transaction [Line Items]
Expense incurred for general management services	503	1,022
Transaction agreement | Capital Ship Management Corp | Accounts payable and accrued expenses
Related Party Transaction [Line Items]
Unpaid amount related to commercial management services	719	719
Unpaid amount related to general management services	$ 164	164
Transaction agreement | Capital Product Partners, L.P. ("CPLP")
Related Party Transaction [Line Items]
Reimbursement cost		$ 11,080